Shareholders Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2014	6,000,000	4,144,114
Beginning balance, amount at Mar. 31, 2014	$ 6,000	$ 4,144	$ 2,453,957	$ (3,301,404)	$ (837,303)
Issuance of common stock for cash, shares		799,619
Issuance of common stock for cash, amount		$ 800	219,200		220,000
Stock issued for intangible assets, shares		2,207,920
Stock issued for intangible assets, amount		$ 2,208	7,902,147		7,940,355
Deemed dividend for intangibles			(7,822,235)		(7,822,235)
Stock options granted for services			815,680		815,680
Stock and warrants issued for cash, shares		24,833
Stock and warrants issued for cash, amount		$ 25	339,975		340,000
Stock issued for services, shares		16,000
Stock issued for services, amount		$ 160	795,890		796,050
Stock issued for stock deposits, shares		14,690
Stock issued for stock deposits, amount		$ 15	147,035		147,050
Stock issued for debt conversion, shares		8,059,664
Stock issued for debt conversion, amount		$ 8,059	491,627		499,686
Derivative liability closed to APIC			300,904		300,904
Stock option modification			50,448		50,448
Net loss				(4,133,576)	(4,133,576)
Ending balance, shares at Mar. 31, 2015	6,000,000	15,410,840
Ending balance, amount at Mar. 31, 2015	$ 6,000	$ 15,411	$ 5,694,928	$ (7,434,980)	$ (1,718,941)
Stock and warrants issued for cash, shares			42,871		42,871
Stock issued for services, shares		6,350,381
Stock issued for services, amount		$ 6,350	$ 42,805		$ 49,155
Stock issued for debt conversion, shares		194,603,041
Stock issued for debt conversion, amount		$ 194,603	407,771		602,374
Derivative liability closed to APIC			203,171		203,171
Stock option modification			56,779		56,779
Net loss				(1,768,460)	(1,768,460)
Ending balance, shares at Mar. 31, 2016	6,000,000	216,364,262
Ending balance, amount at Mar. 31, 2016	$ 6,000	$ 216,364	$ 6,589,374	$ (9,203,440)	(2,391,702)
Net loss					(985,332)
Ending balance, amount at Dec. 31, 2016					$ (3,205,101)